Schedule of share capital (Details) (Parenthetical) - shares	Dec. 31, 2024	Dec. 31, 2023	Jun. 12, 2023
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued	8,152,574	34,026,203	359,940